BORROWINGS - Long-term bank borrowings (Details) ¥ in Thousands, SFr in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Oct. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Debt Instrument [Line Items]
Repayment of long-term borrowings					¥ 0	$ 0		¥ 20,157	¥ 0
Long-term bank borrowings, current portion					116,457			116,453
Long-term borrowings					278,727			¥ 269,438
Swiss Company
Debt Instrument [Line Items]
long-term borrowings									¥ 2,516		SFr 299
Long-Term Debt
Debt Instrument [Line Items]
Unused bank facility					143,687
Shanghai Hesai Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)				2 years
Line of credit facility, maximum borrowing capacity				¥ 700,000
Annual interest rate				100.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Credit facility agreement					¥ 362,033
Interest rate					2.30%	2.30%	2.30%	2.65%
Amount drew drawn								¥ 18,570
Outstanding balance					¥ 208,871			298,387
Repaid outstanding balance					¥ 89,516			¥ 89,516
Zhejiang Hertz One Year Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)			1 year
Line of credit facility, maximum borrowing capacity			¥ 110,000
Annual interest rate			60.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember
Interest rate					2.85%	2.85%	2.85%	2.83%
Amount drew drawn					¥ 0			¥ 70,069
Outstanding balance					26,941			53,874
Amount drew drawn					26,933			21,542
Long-term bank borrowings, current portion					26,941			26,937
Zhejiang Hertz First Five-Year Long-Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)		5 years
Line of credit facility, maximum borrowing capacity		¥ 150,000
Fixed annual interest		2.50%
Amount drew drawn					118,363			31,637
Outstanding balance					150,000			31,637
Zhejiang Hertz Second Five-Year Long-Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)	5 years
Line of credit facility, maximum borrowing capacity	¥ 70,000
Fixed annual interest	2.51%
Amount drew drawn					9,372
Outstanding balance					¥ 9,372
Long Term Debt Assumed In Acquisition
Debt Instrument [Line Items]
Repayment of long-term borrowings | SFr							SFr 50
Long-term borrowings								¥ 1,993		SFr 249